PRIMECAP Odyssey Stock Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communication Services - 4.0%
Alphabet, Inc. - Class A	264,730	$54,010,215
Alphabet, Inc. - Class C	247,530	50,892,168
Comcast Corp. - Class A	138,600	4,665,276
Meta Platforms, Inc. - Class A	53,400	36,802,212
Nintendo Co. Ltd. - JPY	298,600	19,695,528
Walt Disney Co. (The)	296,200	33,488,372
		199,553,771

Consumer Discretionary - 9.4%
Bath & Body Works, Inc.	417,590	15,705,560
Burlington Stores, Inc. (a)	21,300	6,047,709
Capri Holdings Ltd. (a)	243,030	6,022,284
CarMax, Inc. (a)	445,200	38,126,928
Carnival Corp. (a)	933,500	25,829,945
eBay, Inc.	150,000	10,122,000
Leslie's, Inc. (a)	217,800	439,956
Mattel, Inc. (a)	2,714,260	50,593,806
Newell Brands, Inc.	1,600,000	15,936,000
NIKE, Inc. - Class B	93,200	7,167,080
Ross Stores, Inc.	619,790	93,315,582
Royal Caribbean Cruises Ltd.	122,850	32,751,810
Sony Group Corp. - ADR	5,022,355	110,542,034
TJX Cos., Inc. (The)	123,900	15,461,481
Whirlpool Corp.	411,399	43,201,009
		471,263,184

Consumer Staples - 1.9%
Altria Group, Inc.	45,700	2,386,911
BJ's Wholesale Club Holdings, Inc. (a)	282,100	27,942,005
Dollar Tree, Inc. (a)	397,400	29,149,290
Philip Morris International, Inc.	18,800	2,447,760
Sysco Corp.	258,546	18,853,174
Tyson Foods, Inc. - Class A	137,600	7,773,024
US Foods Holding Corp. (a)	117,800	8,355,554
		96,907,718

Energy - 2.2%
Cameco Corp.	136,900	6,768,336
ConocoPhillips	197,000	19,469,510
EOG Resources, Inc.	144,200	18,138,918
Expand Energy Corp.	85,000	8,636,000
Exxon Mobil Corp.	13,492	1,441,350
Hess Corp.	312,820	43,491,365
Range Resources Corp.	5,000	185,200
TechnipFMC PLC	208,000	6,250,400
Transocean Ltd. (a)	1,597,800	6,263,376
Valero Energy Corp.	8,000	1,064,000
		111,708,455

Financials - 10.5%
Bank of America Corp.	532,500	24,654,750
Bank of New York Mellon Corp. (The)	100,000	8,593,000
Citigroup, Inc.	428,200	34,868,326
CME Group, Inc. - Class A	213,600	50,520,672
Comerica, Inc.	1,000	67,320
Discover Financial Services	53,100	10,677,879
Evercore, Inc. - Class A	9,100	2,650,557
Fidelity National Information Services, Inc.	70,900	5,776,223
JPMorgan Chase & Co.	285,600	76,340,880
Northern Trust Corp.	519,300	58,312,197
PayPal Holdings, Inc. (a)	264,590	23,437,382
Progressive Corp. (The)	49,580	12,218,495
Raymond James Financial, Inc.	659,575	111,125,196
Visa, Inc. - Class A	117,110	40,028,198
Wells Fargo & Co.	823,908	64,923,951
WEX, Inc. (a)	15,200	2,795,128
		526,990,154

Health Care - 24.6%
Abbott Laboratories	56,830	7,270,262
Agilent Technologies, Inc.	246,130	37,293,618
Alcon, Inc.	45,350	4,130,932
Amgen, Inc.	383,800	109,544,196
AstraZeneca PLC - ADR	2,802,720	198,320,467
Biogen, Inc. (a)	532,380	76,625,453
Boston Scientific Corp. (a)	321,400	32,898,504
Bristol-Myers Squibb Co.	1,137,400	67,049,730
CVS Health Corp.	142,980	8,075,510
Elanco Animal Health, Inc. (a)	3,249,741	39,094,384
Eli Lilly & Co.	543,593	440,897,410
GRAIL, Inc. (a)	7,934	240,242
GSK PLC - ADR	1,167,820	41,189,011
Illumina, Inc. (a)	77,300	10,260,802
LivaNova PLC (a)	186,170	9,299,192
Merck & Co., Inc.	47,100	4,654,422
Novartis AG - ADR	248,910	26,065,855
Revvity, Inc.	146,390	18,464,171
Sanofi SA - ADR	73,870	4,014,096
Siemens Healthineers AG - EUR	100,550	5,732,899
Stryker Corp.	12,600	4,930,254
Thermo Fisher Scientific, Inc.	83,850	50,121,338
Waters Corp. (a)	4,580	1,902,898
Zimmer Biomet Holdings, Inc.	285,860	31,295,953
		1,229,371,599

Industrials - 22.0%
AECOM	1,622,765	171,104,342
Airbus SE – EUR	253,744	43,991,594
Alaska Air Group, Inc. (a)	54,050	3,959,163
Amentum Holdings, Inc. (a)	448,820	9,411,755
American Airlines Group, Inc. (a)	2,187,350	37,009,962
AMETEK, Inc.	15,700	2,897,592
Carrier Global Corp.	119,092	7,786,235
Caterpillar, Inc.	26,050	9,676,012
Curtiss-Wright Corp.	159,470	55,326,522
Delta Air Lines, Inc.	903,850	60,801,990
FedEx Corp.	492,265	130,386,231
General Dynamics Corp.	41,040	10,546,459
GXO Logistics, Inc. (a)	67,300	3,058,785
Jacobs Solutions, Inc.	343,930	48,194,911
JELD-WEN Holding, Inc. (a)	250,000	2,230,000
Kirby Corp. (a)	236,000	25,759,400
Knight-Swift Transportation Holdings, Inc.	36,000	2,055,240
L3Harris Technologies, Inc.	23,300	4,939,833
Matson, Inc.	33,000	4,681,050
Moog, Inc. - Class A	94,750	17,212,285
Nextracker, Inc. - Class A (a)	668,008	33,680,963
Norfolk Southern Corp.	78,800	20,117,640
Otis Worldwide Corp.	27,751	2,648,000
Rockwell Automation, Inc.	15,250	4,246,057
RTX Corp.	8,362	1,078,280
RXO, Inc. (a)	103,000	2,641,950
Saia, Inc. (a)	13,300	6,385,463
Siemens AG – EUR	724,532	155,925,269
Southwest Airlines Co.	2,129,680	65,402,473
Union Pacific Corp.	22,700	5,624,833
United Airlines Holdings, Inc. (a)	1,078,250	114,121,980
United Parcel Service, Inc. - Class B	163,100	18,630,913
XPO, Inc. (a)	158,700	21,213,429
		1,102,746,611

Information Technology - 22.3%
Adobe, Inc. (a)	78,890	34,510,430
Analog Devices, Inc.	160,850	34,082,507
Apple, Inc.	10,000	2,360,000
Applied Materials, Inc.	348,250	62,806,887
Ciena Corp. (a)	4,200	365,988
Corning, Inc.	240,398	12,519,928
Flex Ltd. (a)	3,609,709	150,344,380
Hewlett Packard Enterprise Co.	2,745,380	58,174,602
HP, Inc.	1,163,610	37,817,325
Infineon Technologies AG - EUR	290,000	9,643,602
Intel Corp.	4,120,150	80,054,514
Jabil, Inc.	52,000	8,445,320
Keysight Technologies, Inc. (a)	105,510	18,817,709
KLA Corp.	206,070	152,129,117
L.M. Ericsson Telephone Co. - ADR	4,514,930	33,816,826
Microsoft Corp.	338,550	140,518,563
NetApp, Inc.	460,590	56,238,039
NVIDIA Corp.	112,220	13,474,255
Oracle Corp.	522,810	88,909,069
QUALCOMM, Inc.	179,067	30,966,056
Seagate Technology Holdings PLC	176,500	17,007,540
Teradyne, Inc.	94,480	10,939,839
Texas Instruments, Inc.	337,090	62,230,185
		1,116,172,681

Materials - 1.6%
Albemarle Corp.	245,040	20,629,918
Corteva, Inc.	112,590	7,348,749
Dow, Inc.	111,740	4,363,447
DuPont de Nemours, Inc.	127,810	9,815,808
Freeport-McMoRan, Inc.	376,900	13,511,865
Glencore PLC - GBP	4,467,138	19,413,429
Tronox Holdings PLC	329,200	3,380,884
		78,464,100
TOTAL COMMON STOCKS (Cost $2,075,938,601)		4,933,178,273

SHORT-TERM INVESTMENTS - 1.6%	Shares	Value
Money Market Funds - 1.6%
Dreyfus Treasury Securities Cash Management - Class Institutional - 4.23% (b)	78,182,629	78,182,629
TOTAL SHORT-TERM INVESTMENTS (Cost $78,182,629)		78,182,629

TOTAL INVESTMENTS - 100.1% (Cost $2,154,121,230)		5,011,360,902
Liabilities in Excess of Other Assets - (0.1)%		(5,118,623)
TOTAL NET ASSETS - 100.0%		$5,006,242,279
Two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

ADR - American Depositary Receipt
CHF - Swiss Francs
EUR - Euros
GBP - British Pound Sterling
JPY - Japanese Yen

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2025. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stocks(1)	$4,933,178,273	$-	$-	$4,933,178,273
	Short-Term Investments	78,182,629	-	-	78,182,629
	Total Investments	$5,011,360,902	$-	$-	$5,011,360,902

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.